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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-02735
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                                Elfun Tax-Exempt Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN TAX-EXEMPT INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                           PRINCIPAL
                                                                                              AMOUNT                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.8%
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA - 1.6%
Alabama Public School & College Authority (Series D)
5.75%                                                      08/01/13                           $5,000              $    5,273
Alabama Water Pollution Control Authority (Series A)
(AMBAC Insured)
4.75%                                                      08/15/21                            5,000                   5,009 (g)
City of Birmingham (Series C)
5.25%                                                      05/01/17                            3,395                   3,607
City of Birmingham AL (Series B)
5.25%                                                      06/01/24                            2,035                   2,112 (f)
5.25%                                                      06/01/24                              205                     213
Montgomery BMC Special Care Facilities Financing
Authority (Series A) (MBIA Insured)
4.58%                                                      11/15/20                            8,375                   8,873 (f,g)
Montgomery Medical Clinic Board
5.25%                                                      03/01/31 - 03/01/36                 3,000                   2,860
                                                                                                                      27,947

ALASKA - 0.2%
City of Anchorage AK (MBIA Insured)
6.50%                                                      12/01/10                            2,825                   3,068 (g)

ARIZONA - 1.9%
Arizona State Transportation Board (Series A)
6.00%                                                      07/01/08                            5,000                   5,092
Arizona State University (FSA Insured)
5.25%                                                      07/01/15                            5,000                   5,385 (g)
City of Scottsdale AZ
5.00%                                                      07/01/24                            5,000                   5,129 (f)
Maricopa County Industrial Development Authority
5.50%                                                      07/01/26                            7,500                   7,777
Maricopa County Stadium District (AMBAC Insured)
5.38%                                                      06/01/16                            2,145                   2,301 (g)
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%                                                      07/01/23 - 07/01/24                 7,260                   8,329 (g)
                                                                                                                      34,013

CALIFORNIA - 5.8%
Bay Area Toll Authority (Series F)
5.00%                                                      04/01/31                           10,000                  10,378
California Educational Facilities Authority (Series T)
5.00%                                                      03/15/39                            6,500                   7,232
California Health Facilities Financing Authority
(Series A)
5.25%                                                      11/15/46                           10,000                  10,232
Coast Community College District (FSA Insured)
4.76%                                                      08/01/33                            8,750                   6,720 (b,g)
Desert Community College District (Series A) (MBIA
Insured)
5.00%                                                      08/01/29                           11,300                  12,278 (f,g)
Foothill-De Anza Community College District (Series A)
(AMBAC Insured)
4.50%                                                      08/01/31                            5,000                   4,829 (g)
Los Angeles Department of Water & Power (Series A)
(AMBAC Insured)
5.00%                                                      07/01/37                            5,000                   5,190 (g)
Port of Oakland (Series M) (FGIC Insured)
5.25%                                                      11/01/16 - 11/01/17                13,800                  14,826 (g)
San Diego Unified School District (Series E)
(FSA Insured)
5.25%                                                      07/01/17 - 07/01/19                 8,795                   9,561 (g)
State of California
5.00%                                                      03/01/32                           15,000                  15,288
University of California (AMBAC Insured)
5.00%                                                      05/15/34                            2,225                   2,282 (g)
University of California (Series A) (AMBAC Insured)
5.00%                                                      05/15/34                            3,775                   4,050 (f,g)
                                                                                                                     102,866

COLORADO - 2.3%
City of Colorado Springs (Series A) (MBIA Insured)
5.38%                                                      11/15/26                           10,000                  10,017 (g)
Colorado Health Facilities Authority
5.00%                                                      03/01/25                            5,000                   4,869
5.25%                                                      11/15/27                            6,465                   6,663
Colorado Water Resources & Power Development Authority
(Series A)
5.25%                                                      09/01/17 - 09/01/18                 5,880                   6,252
E-470 Public Highway Authority (Series A) (MBIA Insured)
5.75%                                                      09/01/35                            4,000                   4,315 (g)
University of Colorado Hospital Authority (Series A)
5.25%                                                      11/15/39                            9,000                   8,986
                                                                                                                      41,102

CONNECTICUT - 5.1%
City of Stamford CT
5.25%                                                      07/15/11                            3,450                   3,497
City of Stamford CT (Series A)
4.60%                                                      08/01/14                            2,235                   2,256 (f)
Connecticut State Clean Water Fund
4.88%                                                      09/01/19                            5,335                   5,525 (f)
Connecticut State Health & Educational Facility Authority
(Series J) (MBIA Insured)
4.50%                                                      07/01/37                            5,000                   4,903 (g)
Connecticut State Health & Educational Facility Authority
(Series Y)
5.00%                                                      07/01/35                            6,000                   6,206
Connecticut State Health & Educational Facility Authority
(Series Z)
5.00%                                                      07/01/42                           10,000                  10,372
Mashantucket Western Pequot Tribe (Series B)
5.70%                                                      09/01/12                            2,500                   2,551 (a)
5.75%                                                      09/01/18                            9,500                   9,631 (a)
South Central Regional Water Authority Water System
Revenue (MBIA Insured)
5.00%                                                      08/01/27                            6,755                   7,012 (g)
State of Connecticut (MBIA Insured)
6.00%                                                      10/01/09                            5,250                   5,507 (g)
State of Connecticut (Series A)
5.25%                                                      03/15/14                            3,175                   3,229
State of Connecticut (Series B)
5.25%                                                      11/01/07                            6,000                   6,007
State of Connecticut (Series C)
5.25%                                                      10/15/13                            1,250                   1,285 (f)
State of Connecticut (Series D)
5.50%                                                      12/01/07                               75                      75 (e)
5.50%                                                      12/01/08                           10,890                  11,033
5.50%                                                      12/01/08                              200                     203 (f)
State of Connecticut (Series E)
5.00%                                                      12/15/18                           10,000                  10,792
                                                                                                                      90,084

DISTRICT OF COLUMBIA - 1.3%
District of Columbia (MBIA Insured)
5.25%                                                      06/01/27                            6,600                   6,715 (g)
5.25%                                                      06/01/27                            2,065                   2,109 (f,g)
5.75%                                                      09/15/20                            5,000                   5,246 (g)
District of Columbia (Series A) (MBIA Insured)
5.25%                                                      06/01/27                            1,335                   1,364 (f,g)
District of Columbia (Series B) (FSA Insured)
5.25%                                                      06/01/26                            6,900                   7,025 (g)
                                                                                                                      22,459

FLORIDA - 4.0%
Alachua County Health Facilities Authority
4.64%                                                      12/01/37                            5,000                   4,714 (c)
Brevard County Health Facilities Authority
5.00%                                                      04/01/34                            6,000                   5,965
County of Seminole
5.00%                                                      10/01/25                            8,195                   8,569
Florida State Board of Education (Series B)
5.38%                                                      06/01/16                           10,000                  10,768
Florida State Board of Education (Series D)
4.50%                                                      06/01/21                            5,000                   5,018
Hillsborough County Industrial Development Authority
5.25%                                                      10/01/41                            5,740                   5,752
Hillsborough County Industrial Development Authority
(Series A)
5.00%                                                      10/01/18                            5,000                   5,078
5.25%                                                      10/01/24                            5,500                   5,568
Hillsborough County Industrial Development Authority
(Series B)
5.25%                                                      10/01/15                            5,130                   5,344
North Broward Hospital District
5.70%                                                      01/15/16                            1,915                   2,009
Orlando Utilities Commission
5.00%                                                      10/01/19                            3,000                   3,192
Seminole Indian Tribe of Florida (Series A)
5.50%                                                      10/01/24                            2,000                   2,059 (a)
South Miami Health Facilities Authority
5.25%                                                      11/15/33                            6,380                   6,857
                                                                                                                      70,893

GEORGIA - 5.7%
City of Atlanta GA (FSA Insured)
5.75%                                                      11/01/27                            5,000                   5,923 (g)
City of Atlanta GA (Series B) (FSA Insured)
5.25%                                                      01/01/33                            4,000                   4,147 (g)
City of Augusta GA (FSA Insured)
5.25%                                                      10/01/34                            8,500                   8,973 (g)
County of Fulton GA (FGIC Insured)
5.00%                                                      01/01/30                            5,000                   5,159 (g)
5.25%                                                      01/01/35                           10,500                  10,965 (g)
De Kalb County GA
5.00%                                                      10/01/28                            6,500                   6,755 (f)
De Kalb County Ga (Series B) (FSA Insured)
5.25%                                                      10/01/32                           15,000                  16,528 (g)
Fayette County School District (FSA Insured)
4.64%                                                      03/01/22                            2,520                   2,220 (b,g)
4.67%                                                      03/01/23                            2,290                   2,018 (b,g)
Henry County Hospital Authority (MBIA Insured)
5.00%                                                      07/01/24                            1,865                   1,956 (g)
Main Street Natural Gas Inc. (Series A)
5.50%                                                      09/15/28                            5,000                   5,275
Marietta Development Authority
5.00%                                                      09/15/29                            2,365                   2,417
Metropolitan Atlanta Rapid Transit Authority (Series B)
(FSA Insured)
4.50%                                                      07/01/32                           15,000                  14,606 (g)
Private Colleges & Universities Authority
5.25%                                                      06/01/18 - 06/01/20                 5,250                   5,561
Private Colleges & Universities Authority (Series A)
6.00%                                                      06/01/21                            2,410                   2,487
Private Colleges & Universities Facilities Authority
(MBIA Insured)
6.50%                                                      11/01/15                            4,010                   4,590 (e,g)
State of Georgia (Series C)
6.50%                                                      04/01/08                               15                      15 (e)
State of Georgia (Series D)
6.50%                                                      08/01/08                                5                       5
6.50%                                                      08/01/08                            2,495                   2,557 (e)
                                                                                                                     102,157

HAWAII - 0.5%
City & County of Honolulu HI (Series A)
6.00%                                                      01/01/12                            1,265                   1,379
6.00%                                                      01/01/12                              735                     804 (e)
State of Hawaii (FSA Insured)
5.75%                                                      02/01/14                            6,500                   7,257 (g)
                                                                                                                       9,440

IDAHO - 1.1%
Idaho Housing & Finance Assoc. (MBIA Insured)
5.00%                                                      07/15/22 - 07/15/24                18,000                  19,042 (g)

ILLINOIS - 2.2%
County of Cook IL (Series C) (AMBAC Insured)
5.50%                                                      11/15/26                           10,000                  10,890 (f,g)
Illinois Finance Authority (Series A)
5.50%                                                      08/15/43                            5,000                   5,241
Illinois Health Facilities Authority
6.13%                                                      11/15/22                            3,500                   3,765 (f)
Metropolitan Pier & Exposition Authority (MBIA Insured)
4.40%                                                      06/15/19                            4,000                   3,428 (b,g)
4.55%                                                      06/15/22                            4,505                   3,054 (b,g)
Southwestern Illinois Development Authority
(MBIA Insured)
5.00%                                                      10/01/21                            4,000                   4,327 (g)
University of Illinois (FGIC Insured)
5.25%                                                      04/01/32                            5,960                   6,290 (f,g)
5.25%                                                      04/01/32                            2,540                   2,627 (g)
                                                                                                                      39,622

INDIANA - 1.5%
Delaware County Hospital Authority
5.25%                                                      08/01/36                            3,250                   3,165
Indiana Health & Educational Facilities Finance Authority
(Series A)
5.25%                                                      02/15/40                           10,000                  10,141
Indiana Health Facility Financing Authority (Series A)
(AMBAC Insured)
5.38%                                                      03/01/34                            5,500                   5,781 (g)
Indiana Transportation Finance Authority
5.50%                                                      12/01/20                            5,000                   5,290 (f)
Indianapolis Local Public Improvement Bond Bank
(Series A)
6.00%                                                      01/01/15                            2,425                   2,575 (f)
                                                                                                                      26,952

KANSAS - 0.3%
University of Kansas Hospital Authority
5.63%                                                      09/01/32                            4,150                   4,525

KENTUCKY - 1.6%
Kentucky Turnpike Authority (Series B) (AMBAC Insured)
5.00%                                                      07/01/26                            5,000                   5,253 (g)
Louisville & Jefferson County Metropolitan Government
5.25%                                                      10/01/36                           19,000                  19,122
University of Kentucky (Series Q) (FGIC Insured)
5.25%                                                      05/01/20                            4,545                   4,737 (f,g)
                                                                                                                      29,112

LOUISIANA - 1.3%
Louisiana Public Facilities Authority (MBIA Insured)
5.25%                                                      07/01/33                           10,925                  11,268 (g)
Louisiana Public Facilities Authority (Series A)
(MBIA Insured)
5.38%                                                      05/15/16                            7,870                   8,566 (g)
Parish of St. John Baptist (Series A)
5.13%                                                      06/01/37                            3,550                   3,547
                                                                                                                      23,381

MAINE - 1.4%
Maine Health & Higher Educational Facilities Authority
(Series A) (MBIA Insured)
5.00%                                                      07/01/29                           10,300                  10,667 (g)
Maine Health & Higher Educational Facilities Authority
(Series C)
5.13%                                                      07/01/31                            5,000                   5,137
Maine Health & Higher Educational Facilities Authority
(Series D) (FSA Insured)
5.50%                                                      07/01/23                               55                      55 (g)
Maine Municipal Bond Bank (Series B)
5.50%                                                      11/01/21                            3,325                   3,569
Maine Municipal Bond Bank (Series C) (FSA Insured)
5.35%                                                      11/01/18                            5,310                   5,467 (f,g)
                                                                                                                      24,895

MARYLAND - 2.1%
County of Prince Georges MD (Series A)
5.00%                                                      10/01/22                            6,820                   7,323
Maryland Health & Higher Educational Facilities Authority
5.00%                                                      07/01/36                            4,500                   4,493
5.25%                                                      05/15/46                            7,000                   7,014
Maryland State Health & Higher Educational Facilities
Authority
5.13%                                                      11/15/34                            7,200                   7,357
University System of Maryland (Series A)
5.25%                                                      04/01/17                            4,380                   4,635
5.25%                                                      04/01/17                            5,655                   6,044 (f)
                                                                                                                      36,866

MASSACHUSETTS - 4.3%
Commonwealth of Massachusetts (Series B)
5.50%                                                      11/01/08                           18,035                  18,418
Massachusetts Bay Transportation Authority (Series A)
(MBIA Insured)
4.75%                                                      03/01/16                            4,500                   4,561 (g)
Massachusetts State Turnpike Authority (Series B) (MBIA
Insured)
5.13%                                                      01/01/23 - 01/01/37                20,500                  20,712 (g)
Massachusetts State Water Pollution Abatement (Series 6)
5.63%                                                      08/01/18                            6,885                   7,334 (f)
Massachusetts State Water Resources Authority (Series A)
6.50%                                                      07/15/08 - 07/15/19                23,370                  26,107
                                                                                                                      77,132

MICHIGAN - 3.1%
Detroit MI (Series A) (FSA Insured)
5.25%                                                      07/01/21 - 07/01/22                 4,545                   5,016 (g)
Detroit MI (Series A) (MBIA Insured)
5.00%                                                      07/01/27                            7,145                   7,206 (g)
Detroit MI (Series D) (MBIA Insured)
5.00%                                                      07/01/33                           10,000                  10,306 (g)
Grand Rapids MI (FGIC Insured)
5.25%                                                      01/01/17                            3,000                   3,140 (g)
Kent Hospital Finance Authority (Series A)
5.25%                                                      07/01/30                            7,845                   7,671
Michigan Municipal Bond Authority
5.25%                                                      10/01/17                            6,465                   6,888
Michigan State Hospital Finance Authority
5.38%                                                      12/01/30                            2,000                   2,057
Michigan State Trunk Line (Series A) (MBIA Insured)
5.00%                                                      11/01/26                            4,000                   4,082 (g)
Muskegon Heights Public Schools (MBIA Insured)
5.00%                                                      05/01/24                            2,650                   2,712 (f,g)
State of Michigan (FSA Insured)
5.25%                                                      09/15/27                            5,000                   5,344 (g)
                                                                                                                      54,422

MINNESOTA - 0.5%
Minneapolis & St. Paul Metropolitan Airports Commission
(Series A) (AMBAC Insured)
5.00%                                                      01/01/30                            8,500                   8,615 (g)

MISSISSIPPI - 0.5%
State of Mississippi
5.50%                                                      09/01/14                            7,500                   8,292

MISSOURI - 0.1%
Missouri State Health & Educational Facilities Authority
5.25%                                                      05/15/23                            2,300                   2,384

NEBRASKA - 0.3%
Central Plains Energy Project
4.39%                                                      12/01/26                            5,000                   4,660 (c)

NEVADA - 0.9%
County of Clark NV
5.50%                                                      07/01/20                            7,565                   7,949 (f)
County of Clark NV (MBIA Insured)
5.50%                                                      07/01/30                            6,500                   6,834 (f,g)
Las Vegas Special Improvement District No 707 (Series A)
(FSA Insured)
5.55%                                                      06/01/16                            1,810                   1,868 (g)
                                                                                                                      16,651

NEW JERSEY - 8.0%
Cape May County Municipal Utilities Authority (Series A)
(FSA Insured)
5.75%                                                      01/01/15 - 01/01/16                 8,500                   9,612 (g)
Essex County Improvement Authority (FSA Insured)
5.25%                                                      12/15/17                            9,765                  10,512 (g)
5.25%                                                      12/15/17                              235                     256 (f,g)
New Jersey Economic Development Authority
5.75%                                                      06/15/29                            3,000                   3,144
New Jersey Economic Development Authority (Series U)
(AMBAC Insured)
5.00%                                                      09/01/37                            7,000                   7,306 (g)
New Jersey State Educational Facilities Authority
5.25%                                                      07/01/32                            2,625                   2,835
New Jersey State Educational Facilities Authority
(Series D)
5.25%                                                      07/01/19                            4,000                   4,457
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%                                                      01/01/16                            7,910                   9,059 (g)
6.50%                                                      01/01/16                           42,050                  48,337 (e,g)
New Jersey Transportation Trust Fund Authority (FSA
Insured)
5.75%                                                      12/15/14                            4,610                   5,215 (e,g)
5.75%                                                      12/15/14                            1,390                   1,566 (g)
New Jersey Transportation Trust Fund Authority (Series C)
5.50%                                                      06/15/19 - 06/15/24                31,280                  34,283 (f)
New Jersey Wastewater Treatment Trust (Series C)
6.88%                                                      06/15/08                            5,905                   6,043
                                                                                                                     142,625

NEW MEXICO - 0.6%
New Mexico Hospital Equipment Loan Council (Series A)
5.50%                                                      08/01/25 - 08/01/30                10,750                  11,560 (f)

NEW YORK - 9.4%
City of New York (Series B)
5.25%                                                      08/01/13                            1,475                   1,491
City of New York NY (Series J)
5.00%                                                      06/01/26 - 06/01/28                25,270                  26,161
Dutchess County Industrial Development Agency
4.50%                                                      08/01/36                            5,000                   4,671
Hudson Yards Infrastructure Corp. (Series A) (FGIC
Insured)
5.00%                                                      02/15/47                           17,500                  17,987 (g)
New York City Industrial Development Agency (AMBAC
Insured)
5.00%                                                      01/01/36                            3,000                   3,105 (g)
New York City Industrial Development Agency
(FGIC Insured)
5.00%                                                      03/01/46                            7,500                   7,689 (g)
New York City Industrial Development Agency
(MBIA Insured)
5.00%                                                      03/01/36                            4,000                   4,122 (g)
New York City Municipal Water Finance Authority
5.50%                                                      06/15/33                            5,000                   5,307 (f)
New York City Transitional Finance Authority
5.50%                                                      11/01/19 - 05/01/25                19,070                  20,054 (f)
6.00%                                                      11/15/19                            3,750                   4,021 (f)
New York City Transitional Finance Authority (Series A)
5.30%                                                      11/15/09                            1,000                   1,039 (e)
New York City Transitional Finance Authority (Series B)
5.50%                                                      11/15/11                            1,250                   1,322
6.00%                                                      11/15/10 - 11/15/11                 2,545                   2,729 (f)
New York City Transitional Finance Authority (Series C)
5.50%                                                      05/01/25                               30                      31 (f)
New York State Dormitory Authority (FSA Insured)
5.00%                                                      08/15/36                            5,000                   5,110 (g)
New York State Dormitory Authority (Series A)
4.94%                                                      07/01/39                            4,000                   3,186 (b)
5.00%                                                      07/01/25                            2,550                   2,647
New York State Dormitory Authority (Series B)
5.25%                                                      11/15/23                           10,400                  11,064
5.38%                                                      07/01/20                            3,695                   3,994 (f)
6.50%                                                      08/15/10                            3,490                   3,762
6.50%                                                      08/15/10                                5                       5 (e)
New York State Dormitory Authority (Series C)
5.00%                                                      12/15/18 - 12/15/19                15,485                  16,646
New York State Dormitory Authority (Series D)
7.00%                                                      07/01/09                            2,055                   2,130 (e)
New York State Environmental Facilities Corp.
5.50%                                                      06/15/13                           10,000                  11,014
New York State Urban Development Corp.
5.50%                                                      07/01/16                            6,370                   6,441
5.50%                                                      07/01/16                              630                     640 (f)
                                                                                                                     166,368

NORTH CAROLINA - 1.6%
Cary NC
5.00%                                                      03/01/21                            2,400                   2,519
City of Charlotte NC
5.60%                                                      06/01/20                            2,800                   2,998 (f)
City of Charlotte NC (Series C)
5.00%                                                      07/01/24                            1,460                   1,519
City of Greensboro
5.25%                                                      06/01/23                            3,185                   3,543
Mecklenburg County NC (Series B)
4.50%                                                      02/01/15                           14,000                  14,323 (f)
University of North Carolina (Series A) (MBIA Insured)
5.00%                                                      10/01/18                            2,750                   2,969 (g)
                                                                                                                      27,871

OHIO - 3.4%
County of Cuyahoga OH
6.00%                                                      01/01/32                           10,000                  10,678
County of Hamilton OH (Series A) (MBIA Insured)
5.00%                                                      12/01/19                            4,250                   4,480 (g)
County of Hamilton OH (Series B) (AMBAC Insured)
5.25%                                                      12/01/32                            1,520                   1,572 (g)
5.25%                                                      12/01/32                            5,980                   6,287 (f,g)
Franklin County OH (Series C)
5.00%                                                      05/15/21                            2,685                   2,772
5.25%                                                      05/15/24                            1,400                   1,455
Ohio State Higher Educational Facility Commission
5.20%                                                      11/01/26                            9,450                  10,111
Ohio State University (Series A)
5.25%                                                      12/01/11                            3,150                   3,357
Ohio State Water Development Authority
5.50%                                                      12/01/20                            5,000                   5,448 (f)
State of Ohio
5.00%                                                      11/01/32                            3,600                   3,724
State of Ohio (Series A)
4.75%                                                      06/15/18                            3,690                   3,804 (f)
Steubenville Oh
4.56%                                                      10/01/30                            6,000                   5,761 (c)
6.38%                                                      10/01/20                            1,660                   1,793
                                                                                                                      61,242

OKLAHOMA - 1.0%
Claremore Public Works Authority (Series A)
(FSA Insured)
5.25%                                                      06/01/34                            6,315                   6,677 (g)
Oklahoma Transportation Authority (Series A)
(AMBAC Insured)
5.25%                                                      01/01/15                            8,005                   8,494 (g)
5.25%                                                      01/01/15                            1,120                   1,193 (f,g)
Tulsa Industrial Authority (MBIA Insured)
5.00%                                                      10/01/22                            2,000                   2,019 (g)
                                                                                                                      18,383

PENNSYLVANIA - 5.4%
Allegheny County Hospital Development Authority
5.00%                                                      11/15/28                           12,500                  11,724
Commonwealth of Pennsylvania (FSA Insured)
5.38%                                                      07/01/17                           10,000                  11,212 (g)
Montgomery County Higher Education & Health Authority
(AMBAC Insured)
5.00%                                                      10/01/09                            2,405                   2,432 (g)
5.10%                                                      10/01/10                            2,670                   2,700 (g)
Pennsylvania Industrial Development Authority
(AMBAC Insured)
5.50%                                                      07/01/17                            3,100                   3,365 (g)
Pennsylvania State Higher Educational Facilities
Authority
5.50%                                                      07/15/38                           10,750                  10,918 (f)
6.00%                                                      05/01/30                            5,000                   5,288
Pennsylvania Turnpike Commission (Series A)
(AMBAC Insured)
5.00%                                                      12/01/23                              460                     470 (g)
5.00%                                                      12/01/23                            1,665                   1,710 (f,g)
5.00%                                                      12/01/23                            2,875                   2,940 (e,g)
5.25%                                                      12/01/32                           12,695                  13,503 (g)
Philadelphia Authority for Industrial Development
5.25%                                                      09/01/36                            1,750                   1,737
Philadelphia Hospitals & Higher Education Facilities
Authority
4.50%                                                      07/01/37                            7,000                   6,574
Pittsburgh Public Parking Authority (AMBAC Insured)
5.35%                                                      12/01/10                              520                     544 (f,g)
5.45%                                                      12/01/11                              440                     461 (f,g)
5.55%                                                      12/01/12                            1,015                   1,067 (f,g)
5.60%                                                      12/01/13                            1,125                   1,184 (f,g)
5.70%                                                      12/01/14                            1,245                   1,313 (f,g)
5.75%                                                      12/01/15 - 12/01/16                 2,330                   2,461 (f,g)
Southcentral General Authority
5.38%                                                      05/15/28                            4,100                   4,385 (f)
5.38%                                                      05/15/28                              900                     959 (e)
State Public School Building Authority (FSA Insured)
5.25%                                                      06/01/27                            8,000                   8,662 (g)
                                                                                                                      95,609

PUERTO RICO - 0.2%
Children's Trust Fund
5.75%                                                      07/01/20                            3,150                   3,261 (f)

SOUTH CAROLINA - 8.1%
Beaufort County SC (MBIA Insured)
5.50%                                                      06/01/17 - 06/01/18                 4,150                   4,479 (g)
Berkeley County School District
5.25%                                                      12/01/24                           15,000                  15,623
Charleston Educational Excellence Finance Corp.
5.25%                                                      12/01/27 - 12/01/30                24,000                  24,985
City of Greenville SC
5.13%                                                      02/01/22                            5,195                   5,412
Greenville County School District
5.25%                                                      12/01/21                            2,000                   2,094
5.50%                                                      12/01/28                           16,725                  18,348 (f)
Lexington County SC
5.00%                                                      11/01/32 - 11/01/36                18,000                  17,919
5.50%                                                      11/01/13                            5,000                   5,354
South Carolina Educational Facilities Authority
(Series A)
5.00%                                                      10/01/38                            9,600                   9,690
South Carolina State Public Service Authority
(Series B)
(FSA Insured)
5.13%                                                      01/01/32                           17,000                  17,531 (g)
5.50%                                                      01/01/36                            5,000                   5,375 (g)
South Carolina Transportation Infrastructure Bank
(Series A) (MBIA Insured)
5.50%                                                      10/01/30                           11,000                  11,527 (f,g)
South Carolina Transportation Infrastructure Bank
(Series B) (AMBAC Insured)
5.20%                                                      10/01/22                            5,000                   5,305 (g)
                                                                                                                     143,642

TENNESSEE - 1.1%
Johnson City Health & Educational Facilities Board
(Series A)
5.50%                                                      07/01/36                            5,000                   5,069
Knox County Health Educational & Housing Facilities
Board
5.25%                                                      04/01/36                           10,000                   9,956
Knox County Health Educational & Housing Facilities
Board
(Series B) (MBIA Insured)
7.25%                                                      01/01/09                            4,500                   4,694 (g)
                                                                                                                      19,719

TEXAS - 6.4%
City of Austin TX
5.38%                                                      09/01/16 - 09/01/17                10,350                  10,710 (f)
City of Austin TX (Series A) (AMBAC Insured)
5.50%                                                      11/15/16                            5,450                   6,118 (g)
City of Dallas TX (Series A) (AMBAC Insured)
5.00%                                                      08/15/20                            4,675                   4,764 (g)
City of Fort Worth TX
5.00%                                                      02/15/18                            2,800                   2,815 (f)
City of Houston (FSA Insured)
5.00%                                                      11/15/35                            4,000                   4,110 (g)
City of Houston (Series B) (FGIC Insured)
5.25%                                                      12/01/21                           20,000                  20,252 (f,g)
City of Houston TX (Series A) (FSA Insured)
5.25%                                                      05/15/22                           16,000                  16,971 (g)
City of Houston TX (Series B) (AMBAC Insured)
5.75%                                                      12/01/14                            5,000                   5,502 (f,g)
City of Plano TX
4.88%                                                      09/01/19                            1,500                   1,539 (f)
McKinney Independent School District
5.25%                                                      02/15/20                            2,000                   2,144
North Central Texas Health Facility Development Corp.
5.13%                                                      05/15/22                            4,500                   4,567
San Antonio Independent School District (Series A)
5.38%                                                      08/15/19 - 08/15/20                 6,250                   6,659 (f)
Texas Municipal Gas Acquisition & Supply Corp. II
4.18%                                                      09/15/17                           18,500                  18,500 (c)
University of Houston (MBIA Insured)
5.50%                                                      02/15/30                            8,000                   8,356 (f,g)
                                                                                                                     113,007

UTAH - 0.3%
City of Salt Lake City UT
5.13%                                                      06/15/19                            3,715                   3,913
Murray UT (MBIA Insured)
4.75%                                                      05/15/20                            2,285                   2,259 (g)
                                                                                                                       6,172

VERMONT - 0.1%
University of Vermont & State Agricultural College
(AMBAC Insured)
5.13%                                                      10/01/27                            1,000                   1,070 (g)

VIRGINIA - 0.7%
Chesterfield County Industrial Development Authority
5.88%                                                      06/01/17                            3,000                   3,176
City of Norfolk VA (MBIA Insured)
5.88%                                                      11/01/20                            1,920                   1,923 (g)
Virginia Commonwealth Transportation Board (Series A)
5.75%                                                      05/15/21                            1,945                   2,032 (f)
Virginia Resources Authority (Series A)
5.13%                                                      11/01/34                            5,000                   5,240
                                                                                                                      12,371

WASHINGTON - 1.8%
County of King
5.50%                                                      12/01/13                              970                   1,070 (e)
5.80%                                                      12/01/12                           10,000                  10,234 (f)
County of King WA
5.50%                                                      12/01/13                            5,235                   5,771
5.50%                                                      12/01/13                            3,795                   4,186 (e)
Seattle Museum Development Authority
5.13%                                                      04/01/31                           10,000                  10,452
                                                                                                                      31,713

WEST VIRGINIA - 0.3%
West Virginia Housing Development Fund (Series B)
5.30%                                                      05/01/24                            4,000                   4,079
West Virginia Housing Development Fund (Series C)
5.35%                                                      11/01/27                            1,275                   1,303
                                                                                                                       5,382

WISCONSIN - 0.8%
State of Wisconsin (Series 1) (AMBAC Insured)
5.75%                                                      07/01/14                            2,990                   3,254 (g)
State of Wisconsin (Series A)
5.30%                                                      07/01/18                            5,800                   6,067 (f)
Wisconsin State Health & Educational Facilities Authority
(MBIA Insured)
5.25%                                                      08/15/27                            5,000                   5,080 (g)
                                                                                                                      14,401

TOTAL INVESTMENT IN SECURITIES                                                                                     1,754,976
(COST $1,698,333)

                                                                                           NUMBER OF
                                                                                              SHARES                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.6%
------------------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
5.43%                                                                                     28,888,234                 $28,888  (b,d)
(COST $28,888)

TOTAL INVESTMENTS                                                                                                  1,783,864
(COST $1,727,221)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.4)%                                                                  (7,001)

                                                                                                               -------------
NET ASSETS - 100.0%                                                                                            $   1,776,863
                                                                                                               =============



NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2007 (unaudited)


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to $14,241; or 0.80%, of net assets for the Tax-Exempt Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b)  Coupon amount represents effective yield.

(c) Variable or floating rate security. The stated rate represents the rate at September 30, 2007.

(d) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(e) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(f) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(g) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2007 (as a percentage of net assets) as follows:


         MBIA              13.88%

         AMBAC             11.24%

         FSA               10.87%

         FGIC               5.74%


+    Percentages are based on net assets as of September 30, 2007.

*    Less than 0.1%

**   Amount is less than $500




            Abbreviations:

AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
MBIA        Municipal Bond Investors Assurance Corporation

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 19, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  November 19, 2007